STOCKHOLDERS EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
STOCKHOLDERS EQUITY [Text Block]

NOTE 6 – STOCKHOLDERS’ EQUITY

Preferred Shares

On October 7, 2013, the Company amended its articles of incorporation to create 100,000,000 shares of preferred stock by filing a Certificate of Amendment to Articles of Incorporation with the Secretary of State of Nevada. The preferred stock may be divided into and issued in series, with such designations, rights, qualifications, preferences, limitations and terms as fixed and determined by our board of directors. The Series A Preferred Stock had 10 votes per share (reduced to 0.2 votes per share as a result of the fifty for one reverse stock split, which became effective as of December 30, 2015) and are not convertible into shares of our common stock.

Grant of Series A Preferred Stock

On October 8, 2013, the Company issued a total of 20,000,000 shares of non-convertible Series A Preferred Stock to Steven P. Nickolas and Richard A. Wright ( 10,000,000 shares to each), our directors and executive officers, in consideration for the past services, at a deemed value of $0.001 per share. The Company valued these shares based on the cost considering the time and average billing rate of these individuals and recorded a $20,000 stock compensation cost for the year ended March 31, 2014.

Our authorized preferred stock was not affected by the reverse stock split and continues to be 100,000,000 shares of preferred stock, with a par value of $0.001 per share. In addition, the number of issued and outstanding shares of Series A Preferred Stock continues to be 20,000,000. However, holders of Series A Preferred Stock had 0.2 vote per share of Series A Preferred Stock, instead of 10 votes per share of Series A Preferred Stock, as a result of the reverse-stock split.

On January 22, 2016, the Company amended the certificate of designation for our Series A Preferred Stock by filing an amendment to certificate of designation with the Secretary of State of the State of Nevada. The Company amended the certificate of designation for our Series A Preferred Stock by deleting Section 2.2 of the certificate of designation, which proportionately increases or decreases the number of votes per share of Series A Preferred Stock in the event of any dividend or other distribution on our common stock payable in its common stock or a subdivision or consolidation of the outstanding shares of its common stock. Accordingly, holders of Series A Preferred Stock will have 10 votes per share of Series A Preferred Stock, instead of 0.2 votes per share of Series A Preferred Stock.

Grant of Series C Convertible Preferred Stock

On March 30, 2016, the Company designated 3,000,000 shares of the authorized and unissued preferred stock of our company as “Series C Preferred Stock” by filing a Certificate of Designation with the Secretary of State of the State of Nevada. Each share of the Series C Preferred Stock will be convertible, without the payment of any additional consideration by the holder and at the option of the holder, into one fully paid and non-assessable share of our common stock at any time after (i) the Company achieves consolidated revenue equal to or greater than $15,000,000 in any 12 month period, ending on the last day of any quarterly period of our fiscal year; or (ii) a Negotiated Trigger Event, defined as an event upon which the Series C Preferred Stock will be convertible as may be agreed by our company and the holder in writing from time to time.

Effective March 31, 2016, the Company issued a total of 3,000,000 shares of our Series C Preferred Stock to Steven P. Nickolas and Richard A. Wright ( 1,500,000 shares to each), pursuant to their employment agreements dated effective March 1, 2016. On August 17, 2017, Steven P. Nickolas converted his 1,500,000 shares of Series C Preferred Stock to 1,500,000 shares of Common Stock.

Grant of Series D Convertible Preferred Stock

On May 3, 2017, the Company designated 3,000,000 shares of the authorized and unissued preferred stock of our company as “Series D Preferred Stock” by filing a Certificate of Designation with the Secretary of State of the State of Nevada. On November 2, 2017, we increased the number of authorized shares of Series D Preferred Stock in our company to 5,000,000 shares by filing an Amendment to the foregoing Certificate of Designation with the Secretary of State of the State of Nevada. Each share of the Series D Preferred Stock will be convertible, without the payment of any additional consideration by the holder and at the option of the holder, into one fully paid and non-assessable share of our common stock at any time after (i) we achieve the consolidated revenue of our company and all of its subsidiaries equal to or greater than $40,000,000 in any 12 month period, ending on the last day of any quarterly period of our fiscal year; or (ii) a Negotiated Trigger Event, defined as an event upon which the Series D Preferred Stock will be convertible as may be agreed by our company and the holder in writing from time to time. The company then issued a total of 3,000,000 shares of our Series D Preferred Stock to our directors, officers, consultants and employees. We issued these shares relying on the registration exemption provided for in Section 4(a)(2) of the Securities Act of 1933.

Common Stock

The Company was authorized to issue 1,125,000,000 shares of $0.001 par value common stock. On May 31, 2013, the Company effected a 15 -for- 1 forward stock split of our $0.001 par value common stock. All shares and per share amounts have been retroactively restated to reflect such split. Prior to the acquisition of Alkaline Water Corp., the Company had 109,500,000 shares of common stock issued and outstanding. On May 31, 2013, the Company issued 43,000,000 shares in exchange for a 100% interest in Alkaline Water Corp. For accounting purposes, the acquisition of Alkaline Water Corp. by The Alkaline Water Company Inc. has been recorded as a reverse acquisition of a company and recapitalization of Alkaline Water Corp. based on the factors demonstrating that Alkaline Water Corp. represents the accounting acquirer. Consequently, after the closing of this agreement the Company adopted the business of Alkaline Water Corp.’s wholly-owned subsidiary, Alkaline 88, LLC. As part of the acquisition, the former management of the Company agreed to cancel 75,000,000 shares of common stock.

On December 30, 2015, the Company effected a fifty for one reverse stock split of its authorized and issued and outstanding shares of common stock. As a result, the authorized common stock has decreased from 1,125,000,000 shares of common stock, with a par value of $0.001 per share, to 22,500,000 shares of common stock, with a par value of $0.001 per share. All shares and per share amounts have been retroactively restated to reflect such split.

On January 21, 2016, stockholders of our company approved, by written consents, an amendment to the articles of incorporation of our company to increase the number of authorized shares of our common stock from 22,500,000 to 200,000,000.

The Company received written consents representing 20,776,000 votes from the holders of shares of its common stock and our Series A Preferred Stock voting as a single class, representing approximately 61% of the voting power of its outstanding common stock and its outstanding Series A Preferred Stock voting as a single class as of the record date (January 12, 2016). On January 21, 2016, there were no written consents received by the Company representing a vote against, abstention or broker non-vote with respect to the proposal.

Common Stock Issued for Services

Effective April 28, 2017, we issued 610,000 shares of common stock to six persons, one of whom is a director and officer of our company. Of these shares, 560,000 are restricted from transfer for a period of two years.

In consideration for services rendered and to be rendered to our company pursuant to a services agreement dated July 26, 2016, we issued consultant 262,596 shares of our common stock on August 23, 2017.

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred Shares

On October 7, 2013, the Company amended its articles of incorporation to create 100,000,000 shares of preferred stock by filing a Certificate of Amendment to Articles of Incorporation with the Secretary of State of Nevada. The preferred stock may be divided into and issued in series, with such designations, rights, qualifications, preferences, limitations and terms as fixed and determined by our board of directors. The Series A Preferred Stock had 10 votes per share (reduced to 0.2 votes per share as a result of the fifty for one reverse stock split, which became effective as of December 30, 2015) and are not convertible into shares of our common stock.

Grant of Series A Preferred Stock

On October 8, 2013, the Company issued a total of 20,000,000 shares of non-convertible Series A Preferred Stock to Steven Nickolas and Richard Wright ( 10,000,000 shares to each), our directors and executive officers, in consideration for the past services, at a deemed value of $0.001 per share. The company valued these shares based on the cost considering the time and average billing rate of these individuals and recorded a $20,000 stock compensation cost for the year ended March 31, 2014.

Our authorized preferred stock was not affected by the reverse stock split and continues to be 100,000,000 shares of preferred stock, with a par value of $0.001 per share. In addition, the number of issued and outstanding shares of Series A Preferred Stock continues to be 20,000,000. However, holders of Series A Preferred Stock had 0.2 vote per share of Series A Preferred Stock, instead of 10 votes per share of Series A Preferred Stock, as a result of the reverse-stock split.

On January 22, 2016, the Company amended the certificate of designation for our Series A Preferred Stock by filing an amendment to certificate of designation with the Secretary of State of the State of Nevada. The Company amended the certificate of designation for our Series A Preferred Stock by deleting Section 2.2 of the certificate of designation, which proportionately increases or decreases the number of votes per share of Series A Preferred Stock in the event of any dividend or other distribution on our common stock payable in its common stock or a subdivision or consolidation of the outstanding shares of its common stock. Accordingly, holders of Series A Preferred Stock will have 10 votes per share of Series A Preferred Stock, instead of 0.2 votes per share of Series A Preferred Stock.

Grant of Series C Convertible Preferred Stock

On March 30, 2016, the Company designated 3,000,000 shares of the authorized and unissued preferred stock of our company as “Series C Preferred Stock” by filing a Certificate of Designation with the Secretary of State of the State of Nevada. Each share of the Series C Preferred Stock will be convertible, without the payment of any additional consideration by the holder and at the option of the holder, into one fully paid and non-assessable share of our common stock at any time after (i) the Company achieves consolidated revenue equal to or greater than $15,000,000 in any 12 month period, ending on the last day of any quarterly period of our fiscal year; or (ii) a Negotiated Trigger Event, defined as an event upon which the Series C Preferred Stock will be convertible as may be agreed by our company and the holder in writing from time to time.

Effective March 31, 2016, the Company issued a total of 3,000,000 shares of our Series C Preferred Stock to Steven Nickolas and Richard Wright ( 1,500,000 shares to each), pursuant to their employment agreements dated effective March 1, 2016.

Common Stock

The Company is authorized to issue 1,125,000,000 shares of $0.001 par value common stock. On May 31, 2013, the Company effected a 15 -for- 1 forward stock split of our $0.001 par value common stock. All shares and per share amounts have been retroactively restated to reflect such split. Prior to the acquisition of Alkaline Water Corp., the Company had 109,500,000 shares of common stock issued and outstanding. On May 31, 2013, the Company issued 43,000,000 shares in exchange for a 100% interest in Alkaline Water Corp. For accounting purposes, the acquisition of Alkaline Water Corp. by The Alkaline Water Company Inc. has been recorded as a reverse acquisition of a company and recapitalization of Alkaline Water Corp. based on the factors demonstrating that Alkaline Water Corp. represents the accounting acquirer. Consequently, after the closing of this agreement the Company adopted the business of Alkaline Water Corp.’s wholly-owned subsidiary, Alkaline 88, LLC. As part of the acquisition, the former management of the Company agreed to cancel 75,000,000 shares of common stock.

On December 30, 2015, the Company effected a fifty for one reverse stock split of its authorized and issued and outstanding shares of common stock. As a result, the authorized common stock has decreased from 1,125,000,000 shares of common stock, with a par value of $0.001 per share, to 22,500,000 shares of common stock, with a par value of $0.001 per share. All shares and per share amounts have been retroactively restated to reflect such split.

On January 21, 2016, stockholders of our company approved, by written consents, an amendment to the articles of incorporation of our company to increase the number of authorized shares of our common stock from 22,500,000 to 200,000,000.

The Company received written consents representing 20,776,000 votes from the holders of shares of its common stock and our Series A Preferred Stock voting as a single class, representing approximately 61% of the voting power of its outstanding common stock and its outstanding Series A Preferred Stock voting as a single class as of the record date (January 12, 2016). On January 21, 2016, there were no written consents received by the Company representing a vote against, abstention or broker non-vote with respect to the proposal.

Sale of Restricted Shares

On June 10, 2016, the Company entered into loan agreements with five lenders, pursuant to which the Company issued promissory notes in the aggregate principal amount of $260,000 in exchange for the loan in the amount of $260,000. The promissory notes bear interest at the rate of 10% per annum, payable quarterly. Payment of the principal and interest is due and payable on or before June 10, 2017. The lenders have the option to convert the amount due under the promissory notes into shares of our common stock at a conversion price of $1.00 per share.

On June 14, 2016, pursuant to the May Exchange Agreement, the Company issued an aggregate of 163,202 shares of our common stock upon exchange of the above mentioned May Warrants valued at the market value on that date of $1.98 per share.

On July 6, 2016, the Company issued an aggregate of 425,000 shares of our common stock to three investors in a private placement, at a purchase price of $1.00 per share for gross proceeds of $425,000.

Common Stock Issued for Services

In the year ended March 31, 2016, the company issued 1,645,000 shares of restricted common stock to consultants for services rendered that were valued at 2,177,860. In issuing these shares, we relied on an exemption from the registration requirements of the Securities Act of 1933 provided by Section 4(a)(2) of the Securities Act of 1933.

In the year ended March 31, 2017, the company issued 251,200 shares of restricted common stock to consultants for services rendered that were valued at 379,125. In issuing these shares, we relied on an exemption from the registration requirements of the Securities Act of 1933 provided by Section 4(a)(2) of the Securities Act of 1933.

Common Stock Issued in Conjunction with Notes and Warrant Exchanges

On May 22, 2015, the Company issued 20,000 restricted common shares in conjunction with a $250,000 note payable that were valued at the market value on that date of $3.95 per share.

On August, 20, 2015, the Company issued 20,000 restricted common shares in conjunction with a $240,000 note payable that were valued at the market value on that date of $5.75 per share.

On October 28, 2015, the Company issued 10,000 restricted common shares in conjunction with a $62,000 note payable that were valued at the market value on that date of $4.25 per share.

On March 30, 2016 pursuant to a convertible note issued September 28, 2015 the $89,100 of principal balance was converted to 270,000 common shares of the Company Stock.

On March 31, 2016, the Company entered into a promissory note and warrant exchange agreement (the “March Exchange Agreement”) with six holders of our promissory notes (each, a “Note”) in the aggregate principal amount of $310,000 and warrants (each, a “March Warrant”) to purchase an aggregate of 88,563 shares of our common stock, whereby we exchanged the holders’ Notes and March Warrants, for no additional consideration, for an aggregate of 551,246 shares of our common stock (the “March Exchange”), and following the March Exchange, the Notes and March Warrants were automatically cancelled and terminated and the holders have no further rights pursuant to the Notes, March Warrants and any agreement or instrument pursuant to which such Notes or March Warrants were issued. Pursuant to the March Exchange Agreement, the Company issued an aggregate of 551,246 shares of our common stock upon exchange of the above mentioned Notes and March Warrants.

On of May 16, 2016, the Company entered into a warrant exchange agreement (the “May Exchange Agreement”) with six holders of our warrants (each, a “May Warrant”) to purchase an aggregate of 163,202 shares of our common stock, whereby the Company exchanged the holders’ May Warrants, for no additional consideration, for an aggregate of 163,202 shares of our common stock (the “May Exchange”), and following the May Exchange, the May Warrants were automatically cancelled and terminated and the holders have no further rights pursuant to the May Warrants and any agreement or instrument pursuant to which such May Warrants were issued.

As of March 31, 2017, pursuant to a Note Exchange Agreements, we issued an aggregate of 210,000 shares of our common stock upon exchange of the above mentioned Notes. In issuing these shares, we relied on an exemption from the registration requirements of the Securities Act of 1933 provided by Section 3(a)(9) and/or Section 4(a)(2) of the Securities Act of 1933.

As of March 31, 2017, pursuant to a Warrant Exchange Agreements, we issued an aggregate of 25,716 shares of our common stock upon exchange of the above mentioned Warrants. In issuing these shares, we relied on an exemption from the registration requirements of the Securities Act of 1933 provided by Section 3(a)(9) and/or Section 4(a)(2) of the Securities Act of 1933.